MEMBERS® Zone Annuity
Issued by:
MEMBERS Life Insurance Company
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
DATED MAY 1, 2026
This Updating Summary Prospectus summarizes key features of the MEMBERS® Zone Annuity, an individual or joint owned, single premium deferred index annuity contract. This prospectus also provides a summary of any Contract features that have changed.
The prospectus for the Contract contains more information about the Contract’s features, benefits, and risks. You can find this document and other information about the Contract online at https://
www.trustage.com/regulatory-documents. You can also obtain this information at no cost by calling
1-800-798-5500 or by emailing AnnuityAndPRTManagersMail@trustage.com.
Additional information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

APPENDIX: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT	A-1

GLOSSARY

Annuitant (joint annuitant) – The natural person(s) whose life (or lives) determines the amount of annuity payments under the Contract.
Bailout Provision – If the Cap for your Risk Control Account is set below the bailout rate prominently displayed on your Data Page, the Bailout Provision allows you to make a withdrawal of some or all of the
Contract Value attributable to that Risk Control Account without a Surrender Charge or MVA during the
Initial Index Period.
Business Day – Any day both the Company and the New York Stock Exchange are open for business.
The Company will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We are closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.
Cap – The maximum index interest rate that we may use to determine Credited Index Interest. We may change this rate at the beginning of a Contract Year.
Company – MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.
Contract – The MEMBERS Zone Annuity, an individual or joint owned, single premium deferred annuity contract issued by MEMBERS Life Insurance Company.
Contract Anniversary – The same day and month as the Contract Issue Date for each year the Contract remains in force.
Contract Issue Date – The date from which Contract Years and Contract Anniversaries are determined.
The Contract Issue Date is shown on your Data Page.
Contract Value – The current value of your annuity as provided under this Contract during the
Accumulation Period.
Contract Year – Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and ending one day before the next Contract Anniversary.
Credited Index Interest – The amount of Index Interest credited on each Contract Anniversary and at time of partial withdrawal, surrender, death and annuitization. Credited Index Interest may be positive or negative and will impact Contract Value.
Data Page – Pages attached to your Contract that describe certain terms applicable to your specific
Contract.
Death Benefit – The Contract Value adjusted for Credited Index Interest as of the date death benefits are payable.  We do not apply the Surrender Charge or MVA in determining the death benefit payable.
Floor – The minimum index interest rate that we may use to determine the Credited Index Interest.
Income Payment Option – An option to receive income payments during the Payout Period.
Index – The S&P 500 Price Return Index or any substituted suitable alternative index.
Index Interest – Interest we calculate that is based in part on the performance of an Index.
Initial Index Period – The period beginning on the Contract Issue Date and ending on the Initial Index
Period Expiration Date specified on your Contract Data Page. Under your Contract, you choose the duration of the Initial Index Period, which can be 5, 6, 7 or 10 years.
Market Value Adjustment (“MVA”) – An adjustment that we will make to the amount you receive if you surrender the Contract or take a partial withdrawal during the Initial Index Period.
Owner – The person(s) (or entity) who owns the Contract and whose death determines the Death Benefit.
If there are multiple Owners, each Owner will be a joint Owner of the Contract and all references to

Owner will mean joint Owners. The Owner has all rights, title and interest in this Contract during the
Accumulation Period. The Owner may exercise all rights and options stated in this Contract, subject to the rights of any irrevocable Beneficiary. The Owner is also referred to as “you” or “your.”
Payout Period – The phase the Contract is in once income payments begin.
Purchase Payment – A single payment that we require to issue the Contract. We do not allow any additional Purchase Payments under the Contract.
Qualified Contract – An annuity that is part of an individual retirement plan, pension plan or employer-
sponsored retirement program that is qualified for special tax treatment under the Internal Revenue Code.
Risk Control Account – An interest crediting option to which you may allocate your contract value.
Risk Control Account Value – The amount of Contract Value allocated to a Risk Control Account.
Surrender Charge – The charge we assess when you surrender the Contract or make a partial withdrawal of Contract Value during the Initial Index Period.

UPDATED INFORMATION ABOUT YOUR CONTRACT

Below is a summary of certain Contract features that have changed since the prospectus dated May 1,
2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
•None

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE MEMBERS ZONE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your contract or take a withdrawal
during the Initial Index Period, you may pay a Surrender
Charge of up to 9% of the amount withdrawn in excess of the
free annual withdrawal amount. For example, if you were to
surrender your Contract during the first Contract Year (when there is no free annual withdrawal amount), you could pay a
surrender charge of up to $9,000 on a $100,000 investment.
Your loss will be greater if there is a negative MVA, income taxes, or an additional tax.
If you surrender your Contract or take a withdrawal during the
Initial Index Period, we will apply an MVA (which may be
positive or negative) to the amount being withdrawn that is in excess of the free annual withdrawal amount.
A negative MVA could result in the loss of your principal and previously credited interest, regardless of the investment
option to which you allocated Contract Value. In extreme
circumstances, such losses could be as high as 100% of
your Contract Value allocated to a Risk Control Account
($100,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Surrender Charges and the MVA, if you change the Annuitant within the first two Contract Years, we reserve the right to assess a fee to offset the expenses incurred.	Fee Table Charges and Adjustments

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains.
This means your returns may be lower than the Index's
returns; however, in exchange for accepting limits on Index
gains, you receive some protection from Index losses through the Floor.
Please refer to your Data Page for information about the
specific implicit fees you will pay each year based on the
options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest, due to negative Index performance. There is a risk of loss of principal and previously credited interest with the Growth
Account of up to 10% (with a Floor of -10%) each Contract
Year due to negative Index performance.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge, an MVA (which may be positive or negative), and
federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also reduce the Death
Benefit and Contract Values, perhaps by significantly more
than the amount of the withdrawal.
At least fifteen days prior to each Contract Anniversary, we will send a notice that describes your right to transfer
Contract Value between the Secure Account and the Growth
Account and your right to exercise the Bailout Provision, if applicable. The new investment options may have different
terms than what was previously available. If we do not
receive transfer instructions by authorized request at least two Business Days before the Contract Anniversary, we will
apply the maturing Contract Value to the same investment
option for the next Contract Year.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract. Each Risk Control Account has its own unique
risks. You should review the investment options carefully
before making an investment decision.
The Cap may limit positive Index returns. For example, if the
Index performance is 12%, and the Cap is 4%, we will credit
4% in interest at the end of the Contract Year. The Floor will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor is -10%, we will
credit -10% at the end of the Contract Year.
The Index is a "price return index," which means the Index
performance does not include dividends paid on the
securities comprising the Index. This will reduce Index
performance and will cause the Index to underperform a
direct investment in the underlying securities.
Principal Risks of Investing in the Contract Risk Control Account Option
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Risk
Control Accounts), guarantees (such as the Death Benefit), or benefits are subject to the Company's claims-paying ability.
More information about the Company, including its financial
strength ratings, is available upon request by calling
1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Risk Control Accounts, Contract benefits, and other Contract features described in this Prospectus may vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix A Appendix B

Allocations. After the Initial Index Period, only the Secure
Account will be available as an investment option under the
Contract. The Growth Account is not available after the Initial
Index Period.
We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your Risk Control
Account is less than the rate specified in the Bailout Provision
(as shown on your Data Page).
Allocating Your Purchase Payment

Changes to Investment Options and Features. We may
set a new Cap Rate for a subsequent Contract Year. We will
notify you of any new rates at least two weeks before the end of the current Contract Year.
We reserve the right to add, substitute, or eliminate Indices and investment options as described in this Prospectus. If
there is a delay between the date we remove the Index and
the date we add a substitute Index, your Risk Control Account
Value will be based on the value of the Index on the date the
Index ceased to be available, which means market changes
during the delay will not be used to calculate the index
interest.
Risk Control Account Option

Withdrawals. Beginning in Contract Year 2, you may take up
to two withdrawals each Contract Year. We do not allow
withdrawals in Contract Year 1, with the exception to allow for requirements set forth by the Internal Revenue Code.
Access to Your Money
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. The MVA
and Surrender Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges
A-1

APPENDIX: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Caps), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Caps. Information about current Caps is available at  https://www.trustage.com/zone-annuity-rates.
Note: During the Initial Index Period, if you surrender your Contract or take a partial withdrawal, we will apply an MVA (which may be positive or negative). This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the the Initial Index Period.

Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held the entire Initial Index Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
1.The performance of the Index does not include dividends paid on the securities comprising the
Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
2.We credit interest to each Risk Control Account at the end of each Contract Year by comparing the change in the Index from each Contract Anniversary (the first day of the Contract Year) to the last day of the current Contract Year. However, withdrawals and surrenders during the Initial Index
Period will be subject to the MVA.
The Index Return is determined on each Contract Anniversary and is measured over the Contract Year.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year.
The Floors for the Secure Account and Growth Account will not change during the life of your Contract.
We set the Cap each year for the next Contract Year. In return for accepting some risk of loss to your Risk
Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the
Cap for the Secure Account. The Cap will always be at least 1%.
The availability of Risk Control Accounts may vary by state and depending on the broker-dealer through which the Contract is sold.
This Updating Summary Prospectus incorporates by reference the Prospectus and Statement of
Additional Information for the Contract, both dated May 1, 2026, as supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier:  C000261253